Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation Operating Lease Commitments
As of January 1, 2019, the main effects in the relevant line items of FEMSA’s statement of financial position were as follows:

Operating lease commitments as of December 31, 2018	Ps.	82,216
Discounted operating lease commitments		50,827
Less: Commitments relating to short-term leases and low-value assets		699
Add: Commitments relating to leases previously classified as finance leases		92

Lease liabilities and right-of-use asset as of January 1, 2019	Ps.	50,220